Stock Based Compensation and Common Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 24, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Weighted average conversion ratio	664.00%
Employee Benefits and Share-Based Compensation						$ 115,000
Vested stock unissued	10,000,000
Stock Issued During Period, Shares, Employee Benefit Plan				714,043
Options vested				4,687,518
Share-Based Payment Arrangement, Expense		$ 10,200	$ 81,600	$ 34,400	$ 88,300
Common Stock, Shares Authorized		96,248,541		96,248,541
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001
Common Stock Class D [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	25,725,370
Stock Issued During Period, Shares, Employee Benefit Plan						578,400
Common Class D [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		41,925,572		41,925,572		41,925,572
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Common Stock, Shares, Issued		29,775,370		29,775,370		25,725,370